Investment Objectives and Goals	Mar. 29, 2026
Rockefeller Climate Solutions Fund
Prospectus [Line Items]
Risk/Return [Heading]	Rockefeller Climate Solutions Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Rockefeller Climate Solutions Fund (the “Climate Solutions Fund” or the “Fund”) seeks long-term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering climate change mitigation or adaptation products and services.

Rockefeller US Small Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Rockefeller US Small Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Rockefeller US Small Cap Core Fund (the “US Small Cap Core Fund” or the “Fund”) seeks long-term capital appreciation principally through equity investments in U.S. small capitalization companies.